Inventories - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Classes of current inventories [abstract]
Cost of inventories sales	$ 20,359	$ 21,386	$ 17,803
Impairment losses on inventories	$ 72	$ 72	$ 70